CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Goodwill and intangible assets with indefinite useful lives	€ 30,994	€ 31,738
Other intangible assets	20,625	19,006
Property, plant and equipment	37,687	36,205
Equity method investments	8,070	4,834
Non-current financial assets	3,269	710
Other non-current assets and prepaid expenses	7,694	6,723
Deferred tax assets	2,152	2,052
Tax receivables	117	112
Total Non-current assets	110,608	101,380
Inventories	21,414	17,360
Assets sold with a buy-back commitment	1,328	1,594
Trade receivables	6,426	4,928
Tax receivables	802	543
Other current assets and prepaid expenses	10,288	7,549
Current financial assets	6,830	4,323
Cash and cash equivalents	43,669	46,433
Assets held for sale	763	2,046
Total Current assets	91,520	84,776
Total Assets	202,128	186,156
Equity
Equity attributable to owners of the parent	81,693	71,999
Non-controlling interests	427	383
Total Equity	82,120	72,382
Liabilities
Long-term debt	20,001	19,469
Other non-current financial liabilities	21	0
Other non-current liabilities	8,065	8,129
Non-current provisions	7,744	8,460
Employee benefits liabilities	4,911	5,891
Tax liabilities	542	668
Deferred tax liabilities	4,784	4,332
Total Non-current liabilities	46,068	46,949
Short-term debt and current portion of long-term debt	9,462	7,684
Current provisions	13,724	11,311
Employee benefit liabilities	562	545
Trade payables	33,008	31,726
Tax liabilities	1,264	900
Other liabilities	15,570	14,528
Other current financial liabilities	18	18
Liabilities held for sale	332	113
Total Current liabilities	73,940	66,825
Total Equity and liabilities	€ 202,128	€ 186,156